BUSINESS ACQUISITION - Acquisition of after sales service center - (Details) - Chongqing Zhoushuo $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest disposed	70.00%
Consideration	$ 0.1